CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2021	Sep. 30, 2020
Cash flows from operating activities:
Net income	[1]	¥ 343,578	¥ 410,080
Less: Net income attributable to noncontrolling interests		30,921	94,194
Net income attributable to MHFG shareholders		312,657	315,886
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization		115,756	115,614
Provision (credit) for credit losses		46,053	60,633
Investment losses (gains)—net		(134,753)	(266,165)
Equity in losses (earnings) of equity method investees—net	[2]	(16,541)	(5,788)
Foreign exchange losses (gains)—net		35,446	(92,865)
Deferred income tax expense (benefit)		(28,200)	57,807
Net change in trading account assets		(271,232)	(1,784,129)
Net change in trading account liabilities		(1,734,070)	(1,874,766)
Net change in loans held for sale		(16,915)	18,781
Net change in accrued income		13,325	34,404
Net change in accrued expenses		(32,858)	(80,875)
Other—net		480,671	(159,507)
Net cash used in operating activities		(1,230,661)	(3,660,970)
Cash flows from investing activities:
Proceeds from sales of Available-for-sale securities		20,872,060	13,363,620
Proceeds from sales of Equity securities	[3]	992,927	1,413,300
Proceeds from maturities of Available-for-sale securities		26,506,201	12,719,308
Proceeds from maturities of Held-to-maturity securities		79,767	60,947
Purchases of Available-for-sale securities		(45,046,101)	(33,753,387)
Purchases of Held-to-maturity securities		(542,026)	0
Purchases of Equity securities	[3]	(1,311,347)	(1,383,195)
Proceeds from sales of loans		1,038,124	832,515
Net change in loans		496,474	(3,944,882)
Net change in call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		(4,518,794)	6,141,641
Proceeds from sales of premises and equipment		2,806	12,856
Purchases of premises and equipment		(52,234)	(73,768)
Proceeds from sales of investments in subsidiaries (affecting the scope of consolidation)		5,391	25,190
Purchases of investments in subsidiaries (affecting the scope of consolidation)		(50,723)	0
Net cash used in investing activities		(1,527,475)	(4,585,855)
Cash flows from financing activities:
Net change in deposits		(2,187,631)	4,513,597
Net change in call money and funds purchased, and payables under repurchase agreements and securities lending transactions		3,776,203	1,490,083
Net change in due to trust accounts		28,047	313,806
Net change in other short-term borrowings		(71,262)	2,628,438
Proceeds from issuance of long-term debt		1,442,089	1,270,809
Repayment of long-term debt		(1,179,807)	(515,802)
Proceeds from noncontrolling interests		67,785	73,688
Payments to noncontrolling interests		(1,845)	(3,859)
Proceeds from sales of treasury stock		869	839
Purchases of treasury stock		(1,825)	(1,503)
Purchases of treasury stock of subsidiaries		0	(5,414)
Dividends paid		(95,198)	(95,242)
Dividends paid to noncontrolling interests		(10,807)	(10,284)
Net cash provided by financing activities		1,766,618	9,659,156
Effect of exchange rate changes on cash and cash equivalents		83,750	(126,397)
Net increase (decrease) in cash and cash equivalents	[4]	(907,768)	1,285,934
Cash and cash equivalents at beginning of period	[4]	48,734,096	41,951,114
Cash and cash equivalents at end of period	[4]	47,826,328	43,237,048
Noncash investing activities:
Transfer of loans into loans held-for-sale		¥ 15,357	¥ 11,399

[1]	The amounts that have been reclassified out of Accumulated other comprehensive income (loss), net of tax into net income are presented in Note 8 “Accumulated other comprehensive income (loss), net of tax.”
[2]	These amounts are revenues from contracts that do not meet the scope of ASC 606.
[3]	Proceeds from sales of Equity securities as well as Purchases of Equity securities include cash activity related to Other investments, the amounts of which are not significant.
[4]	Cash and cash equivalents consists of Cash and due from banks and Interest-bearing deposits in other banks. Cash deposited with central banks that must be maintained to meet minimum regulatory requirements is classified as restricted cash and included in Cash and cash equivalents.